Financial debt (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Bond 2.700% issued in 2012 and maturing in January 2023 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)	2.70%	2.70%
Amount of bonds reimbursed | $	$ 1,000
Bond 2.125% issued in 2012, tapped in 2013 and maturing in March 2023 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)	2.125%	2.125%
Amount of bonds reimbursed		€ 750
Bond 2.125% issued in 2012, tapped in 2013 and maturing in March 2023, original part | TotalEnergies Capital International
Financial debt
Amount of bonds reimbursed		500
Bond 2.125% issued in 2012, tapped in 2013 and maturing in March 2023, tapped part | TotalEnergies Capital International
Financial debt
Amount of bonds reimbursed		€ 250
Syndicated credit line
Financial debt
Committed credit facilities granted by banks | $			$ 0	$ 8,000